SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES	12 Months Ended
Feb. 28, 2026
Selling General And Administrative Expenses
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES

Note 8 — SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES

The Company’s selling, general, and administrative expenses consisted of the following:

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Salaries and welfare expenses	1,208,909	1,980,084	1,932,287	12,382
Professional fee - non-offering related	472,452	711,934	524,873	3,363
Non-income tax expenses	137,536	156,924	182,107	1,167
Rental expenses	145,640	451,725	471,353	3,021
Depreciation and amortization expenses	140,410	251,340	273,172	1,751
Travel expenses	76,790	133,921	162,094	1,039
Advertising expenses	48,364	91,881	163,742	1,049
Others*	239,868	393,646	439,653	2,817
Total	2,469,969	4,171,455	4,149,281	26,589

*	Others primarily consist of selling, general, and administrative expenses that are not individually material to the Company’s financial performance, including but not limited to entertainment fees, utilities, and administrative expenses.